S-K 1606, De-SPAC Board Determination	Oct. 27, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Interests of Certain Inflection Point Persons in the Business Combination

When you consider the recommendation of the Inflection Point Board in favor of approval of the Business Combination Proposal and the other proposals included herein, you should keep in mind that the Sponsor, Inflection Point Fund, and Inflection Point’s directors and officers have interests in such Transaction Proposals that are different from, or in addition to, those of Inflection Point’s shareholders generally. Further, Inflection Point’s officers and directors have additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity, which are set forth in more detail in the section entitled “Information About Inflection Point — Conflicts of Interest.” We believe there were no such opportunities that were not presented as a result of the existing fiduciary or contractual obligations of our officers and directors to other entities. The Inflection Point Board and the Audit Committee were aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination and Business Combination Agreement and in recommending to our shareholders that they vote in favor of the proposals to be presented at the extraordinary general meeting, including the Business Combination Proposal. Inflection Point shareholders should take these interests into account in deciding whether to approve the proposals to be presented at the extraordinary general meeting, including the Business Combination Proposal. These interests include, among other things:

•        Our Sponsor purchased 8,433,333 Founder Shares for $25,000, or approximately $0.003 per share, in a private placement prior to the consummation of the IPO. The Sponsor is controlled by Michael Blitzer, Kevin Shannon and Adam Saks, who respectively serve as Chairman, Chief Executive Officer and Chief Financial Officer of Inflection Point. Inflection Point Fund has an economic interest in 4,815,833 Founder Shares, or approximately 57.1% of the Founder Shares held by the Sponsor. Michael Blitzer, our Chairman and director, Kevin Shannon, our Chief Executive Officer, and Adam Saks, our Chief Financial Officer, are affiliates of Inflection Point Fund and have economic interests in Inflection Point Fund, including performance allocations, management fees and as limited partners. Each director and officer of Inflection Point has economic interests in the Founder Shares held by the Sponsor. No other person has a direct or indirect material interest in the Sponsor. Such 8,433,333 shares of New Quantum Space Common Stock that the Sponsor and its permitted transferees will receive upon conversion of such Founder Shares in the Business Combination, if unrestricted and freely tradable, would have had an aggregate market value of approximately $84.6 million based on the closing price of $10.03 per Inflection Point Class A Share on Nasdaq on October 26, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such shares of New Quantum Space Common Stock will be subject to lock-up restrictions, we believe such shares will have less value.

•        Our Sponsor purchased 5,000,000 Private Placement Warrants for $5,000,000, or $1.00 per Private Placement Warrant, in a private placement that closed simultaneously with the IPO. The Sponsor is controlled by Michael Blitzer, Kevin Shannon and Adam Saks, who respectively serve as Chairman, Chief Executive Officer and Chief Financial Officer of Inflection Point. Inflection Point Fund has an economic interest in 4,300,000 warrants, or 86% of the Private Placement Warrants held by the Sponsor. Mr. Blitzer, Mr. Shannon and Mr. Saks are affiliates of Inflection Point Fund and have economic interests in Inflection Point Fund, including performance allocations, management fees and as limited partners. Following the Business Combination, the 5,000,000 New Quantum Space Warrants that the Sponsor will receive upon conversion of such Private Placement Warrants, if unrestricted and freely tradable, would have had an aggregate market value of approximately $3.1 million based on the closing price of $0.62 per Inflection Point Warrant on Nasdaq on October 26, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such New Quantum Space Warrants will be subject to lock-up restrictions, we believe such shares will have less value.

•        Given the differential in the purchase price that the Sponsor paid for the Founder Shares as compared to the price of the Inflection Point Class A Shares included in the Inflection Point Units sold in the IPO, the Sponsor may earn a positive rate of return on its investment even if the shares of New Quantum Space Common Stock trade below $10.00 per share and the Public Shareholders experience a negative rate of return following the Closing. Accordingly, the economic interests of the Sponsor diverge from the economic interests of Public Shareholders because the Sponsor will realize a gain on its investment from the completion of almost any business combination while Public Shareholders will realize a gain only if the post-closing trading price exceeds $10.00 per share.

•        Our Sponsor, and therefore Inflection Point Fund, will lose its entire investment in us if we do not complete a business combination by March 30, 2028 (or if such date is extended at a duly called meeting of the Inflection Point shareholders, such later date). If we do not consummate a business combination by such date, as promptly as reasonably possible but not more than ten business days thereafter, we will redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to our obligations under Cayman Islands law to provide for the claims of creditors and the requirements of other applicable law. In such event, the Inflection Point Warrants may be worthless. In such event, the 8,433,333 Inflection Point Ordinary Shares owned by our Sponsor would be worthless because following the redemption of Public Shares, we would likely have few, if any, net assets and because the Sponsor has agreed to waive their rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period. Additionally, in such event, the 5,000,000 Private Placement Warrants that the Sponsor paid $5,000,000 to purchase will expire and become worthless.

•        Inflection Point Fund, an accredited investor that is an affiliate of Inflection Point, has an economic interest in 4,815,833 Founder Shares, or approximately 57.1% of the Founder Shares and 4,300,000 warrants, or 86%, of the Private Placement Warrants held by the Sponsor. In exchange for the Pre-Funded Preferred Units and Pre-Funded Warrants it purchased for $32.5 million, (a) Inflection Point Fund will contribute all of its Pre-Funded Preferred Units to New Quantum Space in exchange for a number of shares of New Quantum Space Series A Preferred Stock equal to the quotient of (i) the aggregate Series B preference amount of such holder’s Pre-Funded Preferred Units, divided by (ii) $12.00 (approximately 3,364,356 shares of New Quantum Space Series A Preferred Stock taking into account accrued payment-in-kind dividends through November 25, 2026; such number of shares of New Quantum Space Series A Preferred Stock may increase prior to Closing due to additional accrued payment-in-kind dividends after such date) and (b) Inflection Point Fund may elect to contribute its Pre-Funded Warrants (initially exercisable for 3,186,274 Quantum Space Common Units at $12.00 per unit) to New Quantum Space in exchange for New Quantum Space Preferred Investor Warrants initially exercisable to purchase up to 3,186,274 shares of New Quantum Space Class A-1 Common Stock at $12.00 per share, each subject to adjustment.

•        Inflection Point’s Sponsor, officers and directors, and Inflection Point Fund, have agreed not to redeem any of the Founder Shares or Inflection Point Ordinary Shares held by them in connection with a shareholder vote to approve the Business Combination.

•        If the Trust Account is liquidated, the Sponsor has agreed to indemnify us to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Share, or such lesser amount per Public Share as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which we have entered into an acquisition agreement or claims of any third party for services rendered or products sold to us, but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account.

•        Inflection Point’s existing officers and directors will be eligible for continued indemnification and continued coverage under a directors’ and officers’ liability insurance policy for a period of six (6) years after the Business Combination.

•        The Sponsor and its members (present and former), managers and affiliates and their respective present and former officers and directors (each, a “Sponsor Indemnitee”) will be eligible for continued indemnification for any Sponsor Indemnitee’s activities in connection with the affairs of Inflection Point.

•        The continuation of Mr. Blitzer as a director of the New Quantum Space Board following the Closing. As such, in the future he may receive any cash fees, stock options or stock awards that the New Quantum Space Board determines to pay to its directors.

•        In connection with the Closing, our Sponsor, officers and directors would be entitled to the repayment of any outstanding working capital loan and advances that have been made to Inflection Point. In order to finance transaction costs in connection with a business combination, the Sponsor or Inflection Point Fund or certain of Inflection Point’s officers or directors may, but are not obligated to, loan Inflection Point Working Capital Loans. In the event that a business combination does not close, Inflection Point may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement warrants at $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of the date of this proxy statement/prospectus, no such Working Capital Loans are outstanding.

•        Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, our Sponsor, our officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans, if any, and on such terms as to be determined by Inflection Point from time to time, made by our Sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. As of the date of this proxy statement/prospectus, there are no out-of-pocket expenses to be reimbursed.

•        Pursuant to the A&R Registration Rights Agreement, Inflection Point’s officers and directors, and the Sponsor and its members will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions with respect to the New Quantum Space Common Stock held by such parties following the consummation of the Business Combination.

In addition, as a result of multiple business affiliations, our directors and officers have fiduciary, contractual or similar legal obligations to other entities, which may require our directors and officers to present a business combination opportunity to such other entity and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. We believe, however, that there were no such corporate opportunities presented to our directors and officers which were not presented to Inflection Point, and therefore that our directors’ and officers’ additional fiduciary, contractual, or similar legal obligations to other entities did not impact our search for a business combination target. For more information, see “Information About Inflection Point — Conflicts of Interest.”

In addition, following the Closing, Article XIV of the Proposed Charter will renounce, to the fullest extent permitted by law, New Quantum Space’s interest or expectancy in certain business opportunities that may be corporate opportunities for both New Quantum Space and (i) investment funds affiliated with or advised by Inflection Point Asset Management LLC and their affiliates or (ii) New Quantum Space’s non-employee directors and their affiliates, subject to the exception in Section 14.3 for an opportunity expressly offered to a non-employee director solely in his or her capacity as a director or officer of New Quantum Space. As a result, certain of the persons and entities whose interests are described above, including Inflection Point Fund I, LP and Michael Blitzer, may be permitted to pursue such opportunities for their own account, or to direct them to other persons, without first presenting them to New Quantum Space, which may create or intensify the conflicts of interest described above. For more information, see “Description of New Quantum Space Securities — Renunciation of Corporate Opportunities” and “Risk Factors — The Proposed Charter will renounce New Quantum Space’s interest in certain corporate opportunities and will not limit the ability of the Principal Stockholders, the Non-Employee Directors or their respective affiliates to compete with New Quantum Space.”